ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SMALL-CAP VALUE FUND
Unaudited		March 31, 2007
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 89.2%
CONSUMER DISCRETIONARY 12.0%
Auto Components 0.7%
Dorman Products (1)(2)	996,087	11,515
Drew Industries (2)	200,000	5,736
Fuel Systems Solutions (2)	625,000	11,575
Shiloh Industries	440,000	4,963
Strattec Security (1)(2)	282,400	12,561
		46,350
Automobiles 0.4%
Winnebago	680,000	22,868
		22,868
Distributors 0.5%
Building Material Holding	910,000	16,480
Keystone Automotive (2)	495,000	16,682
		33,162
Diversified Consumer Services 0.1%
Matthews International, Class A	175,000	7,123
		7,123
Hotels, Restaurants & Leisure 2.7%
Applebee's	580,000	14,372
Champps Entertainment (1)(2)	1,060,000	6,000
Champps Entertainment, Warrants, 12/15/07 (1)(2)	93,809	-
Orient-Express, Class A	950,000	56,829
Rare Hospitality International (1)(2)	1,512,900	45,523
Ruby Tuesday	1,005,000	28,743
Steak 'N Shake (2)	1,125,000	18,866
		170,333
Household Durables 2.3%
Cavalier Homes (1)(2)	1,600,000	7,776
Cavco Industries (1)(2)	437,200	15,280
Chromcraft Revington (1)(2)	460,000	4,425
CSS Industries (1)	943,400	35,359
Dixie Group (2)	935,000	11,248
Hooker Furniture	126,300	2,532
M/i Homes	445,000	11,815
Orleans Homebuilders (1)	1,090,000	9,646
Palm Harbor Homes (2)	763,514	10,949
Skyline (1)	529,500	17,865
Stanley Furniture (1)	894,500	18,606
WCI Communities (2)	200,000	4,268
		149,769
Leisure Equipment & Products 0.5%
Pool	879,200	31,475
		31,475
Media 1.5%
Courier (1)	976,800	38,164
Fisher Communications (2)	100,000	4,860
Journal Register (1)	1,975,000	11,771
Live Nation (2)	790,000	17,427
Regent Communications (2)	1,650,000	5,313
Saga Communications (2)	1,456,000	14,167
Spanish Broadcasting, Class A (2)	489,900	1,960
		93,662
Multiline Retail 0.1%
Fred's	625,000	9,188
		9,188
Specialty Retail 2.8%
Aaron Rents, Class A (1)	700,625	16,871
Aaron Rents, Class B (1)	2,113,050	55,869
Cost Plus (2)	887,000	8,870
Haverty Furniture	1,082,400	15,154
Hibbett Sports (2)	1,500,000	42,885
S & K Famous Brands (1)	300,300	3,543
Stein Mart	2,055,000	33,538
		176,730
Textiles, Apparel & Luxury Goods 0.4%
Culp (1)(2)	700,000	4,956
Cutter & Buck (1)	1,000,000	11,850
Steven Madden	265,000	7,738
Weyco Group	9,435	245
		24,789
Total Consumer Discretionary		765,449
CONSUMER STAPLES 2.1%
Beverages 0.2%
Coca-Cola Bottling	267,552	15,151
		15,151
Food & Staples Retailing 1.0%
Casey's General Stores	300,000	7,503
Nash Finch (1)	800,000	27,568
Wild Oats Markets (2)	817,900	14,886
Winn-Dixie Stores (2)	846,400	14,939
		64,896
Food Products 0.3%
Boswell	23,457	16,537
Monterey Pasta (1)(2)	1,071,298	4,585
		21,122
Household Products 0.2%
Oil-Dri	608,250	10,158
		10,158
Tobacco 0.4%
Alliance One International (2)	2,550,000	23,537
		23,537

Total Consumer Staples		134,864
ENERGY 8.0%

Energy Equipment & Services 4.6%
Atwood Oceanics (2)	600,000	35,214
Carbo Ceramics	301,850	14,051
Hydril (2)	285,000	27,429
Lone Star Technologies (2)	600,000	39,618
Superior Well Services (2)	180,000	4,113
TETRA Technologies (1)(2)	4,000,000	98,840
Todco (2)	1,100,000	44,363
Union Drilling (2)	640,000	9,088
W-H Energy Services (2)	450,000	21,033
		293,749
Oil, Gas & Consumable Fuels 3.4%
Encore Acquisition (2)	1,720,000	41,607
Forest Oil (2)	978,100	32,639
Geomet (2)	1,040,000	9,173
Mariner Energy (2)	825,000	15,782
Penn Virginia	838,600	61,553
Whiting Petroleum (2)	1,405,400	55,387
		216,141

Total Energy		509,890

FINANCIALS 18.8%

Capital Markets 1.3%
Ares Capital	1,001,000	18,188
Capital Southwest	108,500	16,673
Gladstone Capital	100,000	2,368
Hercules Technology Growth	440,034	6,029
JMP Holdings (2)(3)(4)	240,000	3,000
KBW (2)	45,000	1,564
Kohlberg Capital (2)	465,000	7,440
Piper Jaffray Cos (2)	125,000	7,743
Sanders Morris Harris Group	1,200,000	12,780
Stifel Financial (2)	238,200	10,552
		86,337
Commercial Banks 6.1%
Boston Private Financial	420,000	11,726
Bridge Capital (2)	1,100	24
Cascade Bancorp	183,000	4,747
CoBiz	1,080,000	21,503
East West Bancorp	1,819,800	66,914
Farmers & Merchants Bank	559	3,673
First Financial Fund	840,000	11,970
First Republic Bank	1,236,000	66,373
Glacier Bancorp	1,725,000	41,469
Home Bancshares	230,000	5,072
Nexity Financial (1)(2)	460,000	5,382
Placer Sierra Bancshares	450,000	12,177
Preferred Bank Los Angeles California (1)	565,200	22,161
Sandy Spring Bancorp	245,000	8,487
Seacoast Banking, Class A	310,000	7,028
SVB Financial Group (2)	751,500	36,515
UCBH Holdings	1,919,400	35,739
Wintrust Financial	610,000	27,212
		388,172
Insurance 5.1%
Bristol West Holdings	630,000	13,967
Employers Holdings (2)	305,000	6,106
Hub International	735,000	30,635
James River Group	88,800	2,780
KMG America (2)	870,000	4,028
Markel (2)	109,000	52,847
MaxRe Capital	1,480,000	37,710
Midland	900,000	38,178
National Interstate	445,000	11,463
Ohio Casualty	504,300	15,104
ProAssurance (2)	1,558,500	79,717
Procentury (1)	1,125,000	26,100
Seabright Insurance (2)	333,800	6,142
		324,777
Real Estate Investment Trusts (REITs) 6.2%
Cedar Shopping Centers, REIT	487,343	7,895
EastGroup Properties, REIT	400,000	20,412
First Potomac Realty Trust, REIT	279,000	7,971
Homebanc, REIT	1,744,200	6,087
Innkeepers USA, REIT	1,585,000	25,804
Kilroy Realty, REIT	1,315,800	97,040
Kite Realty Group Trust, REIT (1)	1,805,000	36,010
LaSalle Hotel Properties, REIT	989,600	45,878
National Health Realty, REIT (1)	757,600	17,804
Parkway Properties, REIT	76,200	3,981
Potlatch, REIT	900,000	41,202
Saul Centers, REIT	51,600	2,936
Strategic Hotel Capital, REIT	1,925,000	44,025
Washington SBI, REIT	1,113,400	41,663
		398,708
Thrifts & Mortgage Finance 0.1%
Net Bank	1,600,000	3,536
		3,536

Total Financials		1,201,530
HEALTH CARE 5.4%

Biotechnology 1.1%
Cougar Biotechnology (1)(2)(4)	26,667	432
Cougar Biotechnology (1)(2)	888,116	15,986
deCODE genetics (2)	832,600	3,039
Inhibitex (1)(2)	1,700,000	2,805
Inhibitex, Warrants, 11/20/09 (1)(2)(4)	211,281	-
Lexicon Genetics (2)	850,000	3,086
Martek Biosciences (2)	225,000	4,640
Momenta Pharmaceuticals (2)	190,000	2,462
Myriad Genetics (2)	565,000	19,470
Panacos Pharmaceuticals (2)	575,700	2,665
Pharmion (2)	625,000	16,431
		71,016
Health Care Equipment & Supplies 2.0%
Analogic	350,000	22,008
Arrow International	910,000	29,266
Atrion (1)	168,000	15,426
National Dentex (2)	91,560	1,289
Quidel (1)(2)	2,080,000	24,960
Regeneration Technologies (2)	390,000	2,828
Sonic Innovations (1)(2)	1,565,000	13,224
Strategic Diagnostics (1)(2)	1,025,000	5,248
West Pharmaceutical Services	312,000	14,486
		128,735
Health Care Providers & Services 1.8%
Capital Senior Living (1)(2)	1,620,000	18,808
Landauer (1)	577,600	29,157
National Healthcare	180,000	9,177
Odyssey Healthcare (2)	80,000	1,050
Owens & Minor	1,417,300	52,058
SRI Surgical Express (1)(2)	485,000	2,444
		112,694
Life Sciences Tools & Services 0.5%
Diversa (2)	1,300,000	10,153
Exelixis (2)	2,047,600	20,353
		30,506
Total Health Care		342,951
INDUSTRIALS & BUSINESS SERVICES 20.7%
Aerospace & Defense 0.2%
Breeze-Eastern (1)(2)	600,000	6,120
EDO	304,200	7,970
		14,090
Air Freight & Logistics 1.2%
Hub Group, Class A (2)	1,445,000	41,890
UTi Worldwide	1,410,000	34,658
		76,548
Airlines 0.4%
AirTran (2)	1,050,000	10,784
Frontier Airlines Holdings (2)	1,525,800	9,170
Midwest Air Group (2)	310,900	4,200
		24,154
Building Products 1.2%
Ameron International (1)	520,000	34,247
Builders FirstSource (2)	600,000	9,642
Universal Forest Products	675,000	33,446
		77,335
Commercial Services & Supplies 3.3%
American Ecology	720,000	13,831
Casella Waste Systems, Class A (1)(2)	1,791,000	17,480
FTI Consulting (2)	1,528,700	51,349
G & K Services, Class A	680,000	24,670
Integrated Water Resources	200,000	50
McGrath RentCorp (1)	1,650,000	52,256
Pike Electric (2)	465,000	8,407
Synagro Technologies	1,730,000	9,861
Taleo, Class A (2)	675,000	11,192
Waste Connections (2)	750,000	22,455
		211,551
Construction & Engineering 0.6%
Insituform Technologies (1)(2)	1,675,000	34,823
Sterling Construction (2)	310,000	5,909
		40,732
Electrical Equipment 3.0%
Belden CDT	1,170,000	62,700
BTU International (1)(2)	700,000	7,000
C&D Technologies (1)	1,725,000	8,677
Franklin Electric	810,000	37,665
Genlyte Group (2)	620,000	43,741
LSI Industries	340,000	5,691
Woodward Governor	612,700	25,225
		190,699
Industrial Conglomerates 0.9%
Raven Industries (1)	2,134,600	59,876
		59,876
Machinery 3.1%
3-D Systems (1)(2)	1,320,624	28,935
Accuride (2)	945,000	13,797
Badger Meter (1)	706,400	18,755
Cascade	285,000	17,066
CIRCOR International	351,300	12,541
Greenbrier Companies	215,000	5,740
Joy Global	122,800	5,268
K-Tron (1)(2)	256,323	18,386
Lydall (1)(2)	1,040,000	16,526
Nordson	555,700	25,818
Oshkosh Truck	613,000	32,489
		195,321
Marine 1.1%
International Shipholding (1)(2)	815,000	14,963
Kirby Corporation (2)	1,010,000	35,330
Overseas Shipholding Group	375,000	23,475
		73,768
Road & Rail 4.2%
Dollar Thrifty Auto Group (1)(2)	1,400,000	71,456
Genesee & Wyoming, Class A (2)	2,055,000	54,684
Landstar Systems	2,592,600	118,845
USA Truck (2)	175,000	2,719
Vitran (1)(2)	900,000	17,685
		265,389
Trading Companies & Distributors 0.8%
Aceto (1)	1,600,000	12,640
Beacon Roofing Supply (2)	463,200	7,495
Electro Rent (1)(2)	2,008,700	28,925
		49,060
Transportation Infrastructure 0.7%
Macquarie Infrastructure Company Trust	890,000	34,977
Quixote	435,000	8,700
		43,677
Total Industrials & Business Services		1,322,200
INFORMATION TECHNOLOGY 8.7%

Communications Equipment 0.4%
Comarco (1)(2)	662,200	6,026
IXIA (2)	737,500	6,859
Packeteer (2)	835,000	10,370
Zhone Technologies (2)	2,400,000	2,976
		26,231
Computers & Peripherals 0.5%
Neoware (2)	900,000	9,063
Synaptics (2)	751,340	19,220
Xyratex (2)	260,000	6,206
		34,489
Electronic Equipment & Instruments 1.8%
Cyberoptics (1)(2)	585,000	8,161
FLIR Systems (2)	900,000	32,103
GSI Group (2)	1,060,000	10,505
GTSI (1)(2)	682,100	7,503
Littelfuse (2)	660,000	26,796
Methode Electronics	720,000	10,634
Richardson Electronics	710,000	6,631
Zygo (2)	612,800	9,811
		112,144
Internet Software & Services 0.5%
Clarus (2)	510,200	4,133
LookSmart (2)	750,000	2,872
S1 (2)	85,000	510
Saba Software (2)	100,000	655
Websense (2)	1,000,000	22,990
		31,160
IT Services 1.0%
Edgewater Technology (2)	250,000	2,110
Keane (2)	1,475,000	20,030
MPS Group (2)	2,127,800	30,108
Safeguard Scientifics (2)	575,200	1,703
Startek	700,000	6,853
TNS (2)	375,000	6,034
		66,838
Semiconductor & Semiconductor Equipmen 2.9%
Advanced Energy Industries (2)	1,100,000	23,144
ATMI (2)	410,000	12,534
Brooks-Pri Automation (2)	3,025,000	51,879
California Micro Devices (1)(2)	1,600,000	7,488
Cohu	566,000	10,641
Conexant Systems (2)	2,100,000	3,465
Entegris (2)	3,000,000	32,100
Intevac (2)	745,000	19,646
Lattice Semiconductor (2)	765,000	4,475
Nextest Systems (2)	210,000	2,940
Pixelworks (2)	190,000	313
Power Integrations (2)	200,000	4,530
Sigmatel (2)	1,000,000	3,140
Zarlink Semiconductor (2)	3,650,000	7,555
		183,850
Software 1.6%
Ansoft (2)	220,000	6,961
Catapult Communications (2)	590,000	5,747
Moldflow (2)	555,300	8,346
Progress Software (2)	1,300,000	40,560
SPSS (2)	685,000	24,728
Wind River Systems (2)	1,400,000	13,916
		100,258

Total Information Technology		554,970
MATERIALS 8.5%

Chemicals 2.9%
Airgas	255,000	10,748
American Vanguard (1)	2,000,000	34,180
Arch Chemicals	725,000	22,635
Hawkins Chemical	400,408	5,926
Innospec (1)	1,210,000	69,744
Lesco (2)	150,000	2,169
MacDermid	90,000	3,138
Material Sciences (2)	653,700	6,524
Minerals Technologies	10,000	622
Penford (1)	840,000	16,918
Symyx Technologies (2)	525,000	9,303
		181,907
Construction Materials 0.9%
Florida Rock Industries	850,000	57,196
		57,196
Containers & Packaging 0.4%
Chesapeake Corp.	560,100	8,457
Myers Industries	1,052,400	19,659
		28,116
Metals & Mining 3.6%
Carpenter Technology	700,000	84,532
Centerra Gold (CAD) (2)(3)	3,040,000	27,898
Cleveland-Cliffs	390,000	24,964
Gibraltar Industries	1,407,400	31,835
Meridian Gold (2)	600,000	15,318
Metal Management	679,600	31,398
Stillwater Mining (2)	435,000	5,520
Synalloy	170,000	4,746
		226,211
Paper & Forest Products 0.7%
Deltic Timber (1)	685,300	32,867
Wausau Paper	900,000	12,924
		45,791
Total Materials		539,221
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.4%
Hickory Technology	445,000	3,084
NTELOS (2)	49,500	951
Premiere Global Services (2)	2,100,000	23,562
		27,597
Wireless Telecommunication Services 0.1%
Wireless Facilities (2)	1,750,000	2,275
		2,275
Total Telecommunication Services		29,872
TRUSTS & MUTUAL FUNDS 1.2%
Trusts & Mutual Funds 1.2%
Central Fund of Canada, Class A	1,991,700	18,722
European Capital PP (EUR) (2)(4)	646,624	8,579
iShares Russell 2000 Value	635,000	51,422
Total Trusts & Mutual Funds		78,723
UTILITIES 3.3%
Electric Utilities 1.8%
Cleco	1,260,000	32,546
El Paso Electric (2)	1,520,000	40,052
Empire District Electronics	710,600	17,623
Green Mountain Power	190,000	6,625
Unisource Energy	472,700	17,750
		114,596
Gas Utilities 0.4%
Southwest Gas	625,000	24,294
		24,294
Multi-Utilities 0.9%
Black Hills	1,145,600	42,124
Black Hills (2)(4)	226,500	7,495
Vectren	440,000	12,584
		62,203
Water Utilities 0.2%
Southwest Water	790,000	11,392
Western Water (2)	2,259	-
		11,392
Total Utilities		212,485
Total Common Stocks (Cost $3,019,787)		5,692,155
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Broadcasting 0.0%
Spanish Broadcasting, 10.75%	2,394	2,639
Total Consumer Discretionary		2,639
FINANCIALS 0.1%
Real Estate Investment Trust Securities 0.1%
HomeBanc, 10.00%	174,300	4,079
Total Financials		4,079
Total Preferred Stocks (Cost $5,563)		6,718
CONVERTIBLE PREFERRED STOCKS 0.0%
INDUSTRIALS & BUSINESS SERVICES 0.0%
Marine 0.0%
International Shipholding, 6.00% (1)	25,000	1,279
Total Industrials & Business Services		1,279

Total Convertible Preferred Stocks (Cost $1,250)		1,279
CONVERTIBLE BONDS 1.3%
3-D Systems, 6.00%, 11/30/13 (1)(4)	4,600,000	9,900
Acadia Realty Trust, 3.75%, 12/15/26 (3)	10,000,000	10,136
Champps Entertainment, 5.50%, 12/15/07 (1)	4,000,000	3,905
deCODE genetics, 3.50%, 4/15/11	5,000,000	3,568
deCODE genetics, 3.50%, 4/15/11 (3)	3,000,000	2,141
First Potomac Realty Trust, 4.00%, 12/15/11 (3)	5,000,000	4,923
Frontier Airlines, 5.00%, 12/15/25	2,000,000	1,809
Incyte, 3.50%, 2/15/11	8,000,000	7,073
NPS Pharmaceuticals, 3.00%, 6/15/08	10,000,000	9,223
Palm Habor Homes, 3.25%, 5/15/24	6,000,000	4,989
Pixelworks, 1.75%, 5/15/24	2,000,000	1,526
Richardson Electric, 7.75%, 12/15/11	10,101,000	9,949
UniSource Energy, 4.50%, 3/1/35	10,000,000	11,249
Total Convertible Bonds (Cost $74,515)		80,391
CORPORATE BONDS 0.2%
Alliance One, 11.00%, 5/15/12	3,500,000	3,881
Black Hills, 6.50%, 5/15/13	7,000,000	7,048
Gibraltar, 8.00%, 12/1/15	5,000,000	5,050
Total Corporate Bonds (Cost $15,578)		15,979
SHORT-TERM INVESTMENTS 9.1%
Money Market Funds 9.0%
T. Rowe Price Reserve Investment Fund, 5.37% (1)(5)	574,061,178	574,061
		574,061
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 4.916%, 6/21/07 (6)	7,000,000	6,923
		6,923
Total Short-Term Investments (Cost $580,984)		580,984
Total Investments in Securities
99.9% of Net Assets (Cost $3,697,677)		$6,377,506

†	Denominated in U.S. dollars unless otherwise noted
(1)	Affiliated company
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$48,098 and represents 0.8% of net assets.
(4)	Restricted security
(5)	Seven-day yield
(6)	All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2007.
CAD	Canadian Dollar
EUR	Euro
REIT	Real Estate Investment Trust

(1) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	3/31/07	12/31/06
3-D Systems,
Common	$ -	$ -	$ -	$ 28,935	$ 21,077
3-D Systems, Cv. Bond	-	-	69	9,900	7,212
Aaron Rents, Class A	88	-	10	16,871	18,385
Aaron Rents, Class B	-	-	32	55,869	60,814
Aceto	-	702	-	12,640	14,472
American Vanguard	367	-	80	34,180	31,450
Ameron International	548	-	102	34,247	39,101
Atrion	-	-	34	15,426	13,062
Badger Meter	-	-	57	18,755	19,567
Breeze-Eastern	858	-	-	6,120	5,496
BTU International	248	-	-	7,000	6,615
C&D Technologies	-	-	-	8,677	8,177
California Micro
Devices	-	-	-	7,488	7,008
Capital Senior Living	348	-	-	18,808	16,864
Casella Waste
Systems, Class A	-	-	-	17,480	21,904
Cavalier Homes	-	-	-	7,776	6,720
Cavco Industries	1,222	-	-	15,280	14,016
Champps
Entertainment,
Common	-	-	-	6,000	7,367
Champps
Entertainment, Cv.
Bond	-	-	55	3,905	3,910
Champps
Entertainment,
Warrants, 12/15/07	-	-	-	-	-
Chromcraft Revington	-	575	-	4,425	4,380
Columbia Equity Trust	-	11,687	116	-	14,810
Comarco	-	-	-	6,026	5,702
Cougar
Biotechnology,
Common	4,000	-	134	15,986	-
Cougar
Biotechnology,
Restricted Security	-	400	-	432	*
Courier	-	-	176	38,164	38,066
CSS Industries	-	-	113	35,359	33,368
Culp	-	-	-	4,956	3,605
Cutter & Buck	-	-	70	11,850	10,770
Cyberoptics	1,315	-	-	8,161	6,208
Deltic Timber	-	-	51	32,867	38,226
Dollar Thrifty Auto
Group	-	-	-	71,456	63,854
Dorman Products	70	-	-	11,515	10,722
Electro Rent	-	-	-	28,925	33,545
GTSI	605	-	-	7,503	5,695
Hancock Fabrics	-	15,363	-	-	5,472
Inhibitex	-	-	-	2,805	2,805
Inhibitex, Warrants,
11/20/09	-	-	-	-	-
Innospec	-	1,167	113	69,744	58,560
Insituform
Technologies	-	-	-	34,823	43,316
International
Shipholding,
Common	-	695	-	14,963	11,468
International
Shipholding, Cv. Pfd.	-	-	19	1,279	1,081
Journal Register	590	-	39	11,771	*
Kite Realty Group
Trust	-	-	352	36,010	33,609
K-Tron	-	-	-	18,386	19,140
Landauer	-	-	274	29,157	30,307
Lesco ++	-	-	-	-	3,460
Lydall	-	2,744	-	16,526	13,512
McGrath RentCorp	-	-	264	52,256	50,540
Monterey Pasta	302	-	-	4,585	4,370
Nash Finch	-	-	144	27,568	21,840
National Health
Realty	-	-	252	17,804	18,182
Nexity Financial	2,163	-	-	5,382	*
Orleans
Homebuilders	2,180	-	18	9,646	*
Penford	-	-	50	16,918	14,532
Preferred Bank Los
Angeles California	-	-	96	22,161	22,642
ProAssurance ++	-	-	-	-	77,800
Procentury	-	-	45	26,100	20,813
Quidel	-	-	-	24,960	28,330
Rare Hospitality
International	-	-	-	45,523	*
Raven Industries	-	-	235	59,876	57,207
Repower Systems ++	-	-	-	-	27,364
S & K Famous Brands	-	-	-	3,543	3,679
Skyline	-	-	95	17,865	21,297
Sonic Innovations	-	-	-	13,224	8,154
Southwest Water ++	-	-	-	-	10,320
SRI Surgical Express	-	105	-	2,444	2,690
Stanley Furniture	-	-	89	18,606	19,187
Strategic Diagnostics	-	-	-	5,248	3,874
Strattec Security	-	-	-	12,561	13,160
TETRA Technologies	-	-	-	98,840	102,320
Valley National Gases	-	6,577	-	-	19,838
Vitran	-	-	-	17,685	15,633
Western Water,
Common ++	-	-	-	-	879
T. Rowe Price Reserve
Investment Fund,
5.37%	¤	¤	7,329	574,061	590,298
Totals			$ 10,513	$ 1,915,302	$ 1,969,847

‡ Includes dividend income of $10,389 and interest income of $124.

* The issuer was not considered an affiliated company at December 31, 2006.

++ The issuer was not considered an affiliated company at any time during 2007.

¤ Purchase and sale information not shown for cash management funds.

Open Futures Contracts at March 31, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 320 Russell 2000 Index contracts,
$5,500 par of 4.916% U.S. Treasury Bills
pledged as initial margin	6/07	$129,280	$3,956
Net payments (receipts) of variation
margin to date			(3,364)
Variation margin receivable (payable)
on open futures contracts			$592

(4) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities
(excluding 144A issues) at period-end amounts to $29,406 and represents 0.5% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
3-D Systems, 6.00%, 11/30/13	11/25/03	$4,600
Black Hills	2/22/07	8,154
Cougar Biotechnology	12/21/06 - 3/20/07	-
European Capital PP	9/30/05 - 12/27/06	8,100
Inhibitex, Warrants, 11/20/09	11/10/04	-
JMP Holdings	8/18/04 - 9/15/05	3,567
Totals		$24,421

The fund has registration rights for certain restricted securities held as of March 31, 2007. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Small-Cap Value Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Small-Cap Value Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $3,697,677,000. Net unrealized gain aggregated $2,683,787,000 at period-end, of which $2,862,082,000 related to appreciated investments and $178,295,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. For the period ended March 31, 2007, total realized gain/loss on all affiliated companies was $3,840,000.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Value Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 18, 2007